Schedule of Reimbursements payable (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property, plant and equipment [abstract]
Opening balance	$ 364	$ 370
Additions/(Write-offs) on PP&E	(37)	(67)
Other income and expenses	12	54
Cumulative translation adjustments	22	15
Closing balance	$ 361	$ 372